Note 19 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	Year ended December 31,
	2017	2016
Non-current
Bank borrowings	34,626	31,544
Finance lease liabilities	59	35
Costs of issue of debt	(40)	(37)
	34,645	31,542
Current
Bank borrowings	930,957	807,252
Bank overdrafts	131	1,320
Finance lease liabilities	138	130
Costs of issue of debt	(12)	(8)
	931,214	808,694
Total Borrowings	965,859	840,236

Disclosure of detailed information about the maturity of borrowings [text block]
	1 year or less	1 - 2 years	2 – 3 years	3 - 4 years	4 - 5 years	Over 5 years	Total
At December 31, 2017
Financial lease	138	59	-	-	-	-	197
Other borrowings	931,076	4,876	4,484	4,978	20,248	-	965,662
Total borrowings	931,214	4,935	4,484	4,978	20,248	-	965,859

Interest to be accrued (*)	14,512	1,212	1,203	1,190	174	-	18,290
Total	945,726	6,147	5,687	6,168	20,422	-	984,149
	1 year or less	1 - 2 years	2 – 3 years	3 - 4 years	4 - 5 years	Over 5 years	Total
At December 31, 2016
Financial lease	130	35	-	-	-	-	165
Other borrowings	808,564	1,198	3,739	3,360	3,632	19,578	840,071
Total borrowings	808,694	1,233	3,739	3,360	3,632	19,578	840,236

Interest to be accrued (*)	6,461	1,172	1,161	1,142	1,116	237	11,289
Total	815,155	2,405	4,900	4,502	4,748	19,815	851,525

Disclosure of detailed information about significant borrowings [text block]
			In million of USD
Disbursement date	Borrower	Type	Original & Outstanding	Final maturity
2017	Tamsa	Bank loans	404	2018
2017	Siderca	Bank loans	311	2018
Dec-17	TuboCaribe	Bank loan	150	Dec-18

Disclosure of detailed information about weighted average interest rates of borrowings [text block]
	2017	2016
Total borrowings	3.73%	1.97%

Disclosure of detailed information about borrowings by currency and rate [text block]
		Year ended December 31,
Currency	Interest rates	2017	2016
USD	Fixed	19,120	19,461
EUR	Fixed	13,828	10,701
Others	Variable	1,697	1,380
Total non-current borrowings		34,645	31,542
		Year ended December 31,
Currency	Interest rates	2017	2016
USD	Variable	17,640	17,081
USD	Fixed	187,872	200,448
EUR	Variable	169	99
EUR	Fixed	839	841
MXN	Fixed	412,719	391,318
ARS	Fixed	311,829	197,637
ARS	Variable	-	1,041
Others	Variable	138	35
Others	Fixed	8	194
Total current borrowings		931,214	808,694

Disclosure of borrowings evolution [text block]
	Year ended December 31, 2017
	Non current	Current
At the beginning of the year	31,542	808,694
Translation differences	1,649	(3,622)
Proceeds and repayments, net	1,510	105,142
Interests Accrued less payments	(19)	21,880
Reclassifications	(309)	309
Other Movements	272	-
Overdrafts variation	-	(1,189)
At the end of the year	34,645	931,214